Summary of Changes in Level 3 Instruments (Detail) (USD $)	12 Months Ended
Dec. 31, 2011
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at beginning of the year	$ 7,050,000
Redemption of the Note	(7,120,000)
Loss on change in fair value of embedded derivative	(255,453)
Realized gain transferred from accumulated other comprehensive income	449,453
Unrealized losses included in accumulated other comprehensive income	(336,000)
Accrued interest	$ 212,000